Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Disclosure of Rate Reconciliation
The
provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2019 – 26.5%):

	December 31, 2020	December 31, 2019

Loss before income taxes	$ (263,429)	$ (131,939)

	26.5%	26.5%

Tax expense calculated using statutory rates	(69,809)	(34,964)

Expenses not deductible (earnings not taxable)	(1,185)	(2,520)

Change in tax benefits not recognized	70,994	37,484

Current and deferred mining taxes	-	(3,181)

Income tax expenses	$ -	$ (3,181)

Current income tax expense	$ -	$ (7)

Deferred tax expense	$ -	$ (3,174)

Disclosure of deferred taxes

	December 31, 2020	December 31, 2019

Deferred tax liabilities

Inventory	$(449)	$717

Property, plant & equipment	(30)	(6,562)

Derivative assets and debt	(519)	(53)

Deferred tax asset

Non-capital & capital l oss carryforward s	998	5,898

	$-		$-

Disclosure of Unrecognized deferred tax assets
Deductible temporary differences for which def
e
rred tax assets have not been recognized are attributable to the following:

	December 31, 2020	December 31, 2019

Property, plant and equipment	$104,795	$8,823

Decommissioning and restoration liability	71,923	58,273

Capital losses	426	2,923

Non-capital losses, expiring 2034 to 20 40	351,218	198,701

Share issuance cost	178	150

Secured notes payable	-	5,771

	$528,540	$274,641